Consolidated Statements of Comprehensive Income - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net earnings	CAD 130,846	CAD 92,374
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax recovery of $219 and $nil, respectively (notes 1(v), 25(b)(iii) and 25(b)(iv))	(256,067)	(67,855)
Change in fair value of cash flow hedges, net of tax expense of $756 and $18,109, respectively (note 25(b)(ii))	1,909	26,754
Change in value of available-for-sale investments	(141)	213
Change in pension and other post-employment benefits, net of tax expense of $717 and $1,433, respectively (note 10)	525	2,252
Other comprehensive loss, net of tax	(253,774)	(38,636)
Comprehensive (loss) income	(122,928)	53,738
Comprehensive loss attributable to the non-controlling interests	(117,915)	(45,376)
Comprehensive income (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	CAD (5,013)	CAD 99,114